Schedule of plant and equipment (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	$ 218,328	$ 370,204	$ 370,204
Additions	4,608		136,599
Disposals			(10,678)
Written-off			(269,411)
Exchange adjustment	315		(8,386)
Plant and equipment, cost	223,251		218,328
Plant and equipment, accumulated depreciation	149,985	364,160	364,160
Depreciation	13,567	16,609	63,557
Disposals			(1,765)
Written-off			(269,411)
Exchange adjustment	2,157		(6,556)
Plant and equipment, accumulated depreciation	165,709		149,985
Plant and equipment, carrying amount	57,542		68,343
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	136,685	95,220	95,220
Additions	4,608		42,202
Disposals
Written-off
Exchange adjustment	165		(737)
Plant and equipment, cost	141,458		136,685
Plant and equipment, accumulated depreciation	121,121	95,147	95,147
Depreciation	2,721		26,578
Disposals
Written-off
Exchange adjustment	1,686		(604)
Plant and equipment, accumulated depreciation	125,528		121,121
Plant and equipment, carrying amount	15,930		15,564
Office equipments [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	11,099
Additions			11,512
Disposals			(138)
Written-off
Exchange adjustment	(258)		(275)
Plant and equipment, cost	10,841		11,099
Plant and equipment, accumulated depreciation	7,700
Depreciation	258		7,904
Disposals			(8)
Written-off
Exchange adjustment	732		(196)
Plant and equipment, accumulated depreciation	8,690		7,700
Plant and equipment, carrying amount	2,151		3,399
Renovation [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	9,641
Additions			20,428
Disposals			(10,540)
Written-off
Exchange adjustment	56		(247)
Plant and equipment, cost	9,697		9,641
Plant and equipment, accumulated depreciation	2,023
Depreciation	1,892		3,831
Disposals			(1,757)
Written-off
Exchange adjustment	(426)		(51)
Plant and equipment, accumulated depreciation	3,489		2,023
Plant and equipment, carrying amount	6,208		7,618
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	60,903	274,984	274,984
Additions			62,457
Disposals
Written-off			(269,411)
Exchange adjustment	352		(7,127)
Plant and equipment, cost	61,255		60,903
Plant and equipment, accumulated depreciation	19,141	$ 269,013	269,013
Depreciation	8,696		25,244
Disposals
Written-off			(269,411)
Exchange adjustment	165		(5,705)
Plant and equipment, accumulated depreciation	28,002		19,141
Plant and equipment, carrying amount	$ 33,253		$ 41,762